N-2	Dec. 27, 2022
Cover [Abstract]
Entity Central Index Key	0001160990
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PIMCO Corporate & Income Strategy Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
In addition, effective immediately, the fifth paragraph of the “Investment Objectives and Policies – Leverage and Borrowing” section of the SAI is deleted and replaced with the following:
Regarding the costs associated with the Fund’s Preferred Shares, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS’ then-current rating and a reference interest rate, as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds in
the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than 184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. See “Description of Capital Structure.” In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds
and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund
obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds
and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds
exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds
with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. Under the Bylaws, the April 2021 Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to ARPS holders and increasing the expenses to Common Shareholders associated with the Fund’s leverage. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital Structure.” The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See “Principal Risks of the Fund—Leverage Risk,” “Principal Risks of the Fund—Additional Risks Associated with the Fund’s Preferred Shares” and “Description of Capital Structure” in the Prospectus for more information.

Risk Factors [Table Text Block]
In addition, effective immediately, the second paragraph of the “Principal Risks of the Fund – Additional Risks Associated with the Fund’s Preferred Shares” section of the Prospectus Summary and the second paragraph of the “Principal Risks of the Fund – Additional Risks Associated with the Fund’s Preferred Shares” section of the Prospectus are deleted and replaced with the following:
In addition, the multiple used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency (currently, Moody’s and Fitch), with the multiple generally increasing as the rating declines below certain levels. In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds
and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund
obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued
by closed-end funds
and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds
exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds
with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. Under the Bylaws, the April 2021 Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to ARPS holders and increasing the expenses to Common Shareholders associated with the Fund’s leverage. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital Structure.” It is possible for the ARPS to be further downgraded in the future, possibly resulting in further increases to the maximum applicable rate and, thereby, the expenses borne by the Fund’s Common Shareholders.

Effects of Leverage [Text Block]
Effective immediately, the fifth paragraph of the “Prospectus Summary – Leverage” section of the Prospectus is deleted and replaced with the following:
Regarding the costs associated with the Fund’s ARPS, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS’ then-current rating and a reference interest rate. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds
in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than 184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds
and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund
obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds
and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds
exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds
with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See “Use of Leverage,” “Principal Risks of the Fund—Leverage Risk,” “Principal Risks of the Fund—Additional Risks Associated with the Fund’s Preferred Shares” and “Description of Capital Structure” for more information.
In addition, effective immediately, the fifth paragraph of the “Use of Leverage” section of the Prospectus is deleted and replaced with the following:
Regarding the costs associated with the Fund’s ARPS, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS’ then-current rating and a reference interest rate as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds
in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than 184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds
and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund
obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds
and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds
exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds
with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital Structure.” The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See “Principal Risks of the Fund—Leverage Risk,” “Principal Risks of the Fund—Additional Risks Associated with the Fund’s Preferred Shares” and “Description of Capital Structure” for more information.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
In addition, effective immediately, the first paragraph of the “Description of Capital Structure – Preferred Share Dividends” section of the Prospectus is deleted and replaced with the following:
The ARPS have complete priority over the Common Shares as to distribution of assets. The terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a “maximum applicable rate” calculated as a function of the ARPS’ then-current ratings and a reference interest rate as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares issued by closed-end
funds in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than 184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end
funds and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund
obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds
and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds
exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds
with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital Structure.” The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether when the auction market for the ARPS may resume normal functioning.